Shareholder Report, Holdings (Details) - C000259995 [Member]	Jan. 31, 2026
GPGI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
HEICO Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Tel Aviv Stock Exchange Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Amphenol Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Loar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco S&P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%